SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS
Authorized share capital:

(in thousands of $, except per share amount)	2022	2021
300 million common shares of $0.05 par value	15,000	15,000

As of June 30, 2022, 200,885,621 common shares were outstanding (December 31, 2021: 200,435,621 common shares), each with a par value of $0.05. As of June 30, 2022 we hold 305,000 treasury shares. As of December 31, 2021 we held 755,000 treasury shares.

In the six months ended June 30, 2022, several holders of share options granted in 2020 exercised options to acquire a total number of 450,000 shares in the Company. We settled the applicable options using the equal amount of treasury shares and recorded a loss of $1.7 million in the equity statement.

During 2021, several holders of share options granted in 2016 exercised options to acquire a total number of 190,000 shares in the Company. We settled the applicable options using the equal amount of treasury shares and recorded a loss of $0.4 million in the equity statement.
In the six months ended June 30, 2022, we paid an aggregate of $280.8 million in dividends to our shareholders, or $1.40 per share (six months ended June 30, 2021, $50.1 million, or $0.25 per share). We have recorded a first quarter of 2022 dividend distribution of $180.4 million as a reduction of contributed surplus account since Accumulated earnings (deficit) were not sufficient. Dividend distribution of $100.4 million paid in the second quarter was applied to Accumulated earnings (deficit) account.